Subsequent Events (Details) $ / shares in Units, $ in Millions			1 Months Ended
	Apr. 20, 2018	Feb. 07, 2018 USD ($) $ / shares shares	Feb. 28, 2017 USD ($) $ / shares shares	Sep. 30, 2018 $ / shares	Dec. 31, 2017 $ / shares	Aug. 31, 2015
Subsequent Events
Outstanding credit facility amount			$ 16.5
Subsequent event
Subsequent Events
Reverse stock split ratio	0.150
Term B loan facility
Subsequent Events
Additional borrowing amount under credit facility		$ 8.0
Net proceeds from credit facility		8.0
Outstanding credit facility amount		$ 24.5	$ 9.0
Fixed interest rate on credit facility (as a percent)		7.95%				7.95%
Trailing period revenue		12 months	12 months
Minimum amount of revenue for interest only period		$ 25.0	$ 25.0
Term B loan facility | LIBOR
Subsequent Events
Variable interest rate on credit facility (as a percent)		6.90%
Term B loan facility | Subsequent event
Subsequent Events
Additional borrowing amount under credit facility		$ 8.0
Net proceeds from credit facility		8.0
Outstanding credit facility amount		$ 24.5
Fixed interest rate on credit facility (as a percent)		7.95%
Trailing period revenue		12 months
Minimum amount of revenue for interest only period		$ 25.0
Term B loan facility | Subsequent event | LIBOR
Subsequent Events
Variable interest rate on credit facility (as a percent)		6.90%
Series F convertible preferred stock
Subsequent Events
Aggregate number of shares called by warrants | shares		233,577	29,197
Period of warrants (in years)		10 years	10 years
Exercise Price | $ / shares		$ 1.37	$ 1.37	$ 1.37	$ 1.37
Series F convertible preferred stock | Subsequent event
Subsequent Events
Aggregate number of shares called by warrants | shares		233,577
Period of warrants (in years)		10 years
Exercise Price | $ / shares		$ 1.37